Cover	Apr. 15, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2024
Entity File Number	001-40846
Entity Registrant Name	Hennessy Capital Investment Corp. VI
Entity Central Index Key	0001842937
Entity Tax Identification Number	86-1626937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	195 US HWY 50
Entity Address, Address Line Two	Suite 309
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448
City Area Code	775
Local Phone Number	339-1671
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Shares of Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	HCVI
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	HCVIW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	HCVIU
Security Exchange Name	NASDAQ